SHARE-BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrants issued for consulting services	$ 319,419	$ 47,880
Warrants issued for accrual of share-based awards to officers and directors		612,512
Common stock issued for accounts payable and accrued expenses	223,484
Warrants issued for accrual of share-based awards to officers and directors	271,097	67,500
Amortization of common stock issued for prepaid services		302,789
Share-based compensation	$ 814,000	$ 1,030,681